Consolidating Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheet Information

Exhibit 99.1

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated

	(In thousands)
Current assets	$561,310	$932,374	$—	$915,979	$(914)	$2,408,749
Property and equipment, net	—	5,089,726	7,793,639	2,500,401	(11,971)	15,371,795
Investments in subsidiaries	18,491,578	2,956,404	—	—	(21,447,982)	—
Investments in and advances to unconsolidated affiliates	—	1,460,084	—	6,413	25,000	1,491,497
Intercompany accounts	—	3,234,271	—	—	(3,234,271)	—
Other non-current assets	38,577	444,333	—	5,460,227	—	5,943,137
	$19,091,465	$14,117,192	$7,793,639	$8,883,020	$(24,670,138)	$25,215,178
Current liabilities	$536,165	$994,570	$—	$708,130	$(914)	$2,237,951
Intercompany accounts	2,390,461	—	—	843,810	(3,234,271)	—
Deferred income taxes, net	631,763	—	1,734,680	314,133	—	2,680,576
Long-term debt	10,393,197	4,837	—	1,970,277	—	12,368,311
Other long-term obligations	19,952	67,212	—	70,499	—	157,663
Total liabilities	13,971,538	1,066,619	1,734,680	3,906,849	(3,235,185)	17,444,501
Redeemable noncontrolling interests	—	—	—	6,250	—	6,250
MGM Resorts International stockholders' equity	5,119,927	13,050,573	6,058,959	2,325,421	(21,434,953)	5,119,927
Noncontrolling interests	—	—	—	2,644,500	—	2,644,500
Total stockholders' equity	5,119,927	13,050,573	6,058,959	4,969,921	(21,434,953)	7,764,427
	$19,091,465	$14,117,192	$7,793,639	$8,883,020	$(24,670,138)	$25,215,178

	December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated

	(In thousands)
Current assets	$1,390,806	$868,688	$—	$768,335	$(669)	$3,027,160
Property and equipment, net	—	5,112,543	7,867,812	1,473,159	(11,972)	14,441,542
Investments in subsidiaries	18,689,695	3,896,365	—	—	(22,586,060)	—
Investments in and advances to unconsolidated affiliates	—	1,526,446	—	7,588	25,000	1,559,034
Intercompany accounts	—	2,175,091	—	—	(2,175,091)	—
Other non-current assets	38,531	414,801	—	7,112,846	—	7,566,178
	$20,119,032	$13,993,934	$7,867,812	$9,361,928	$(24,748,792)	$26,593,914
Current liabilities	$1,680,319	$953,179	$—	$775,097	$(670)	$3,407,925
Intercompany accounts	1,932,780	—	—	242,311	(2,175,091)	—
Deferred income taxes, net	572,363	—	1,740,465	309,032	—	2,621,860
Long-term debt	11,805,030	4,837	—	995,418	—	12,805,285
Other long-term obligations	37,623	58,016	—	34,931	—	130,570
Total liabilities	16,028,115	1,016,032	1,740,465	2,356,789	(2,175,761)	18,965,640
MGM Resorts International stockholders' equity	4,090,917	12,977,902	6,127,347	3,467,782	(22,573,031)	4,090,917
Noncontrolling interests	—	—	—	3,537,357	—	3,537,357
Total stockholders' equity	4,090,917	12,977,902	6,127,347	7,005,139	(22,573,031)	7,628,274
	$20,119,032	$13,993,934	$7,867,812	$9,361,928	$(24,748,792)	$26,593,914

Schedule of Condensed Consolidating Statement of Operations and Comprehensive Income Information

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,429,103	$—	$2,763,862	$(2,897)	$9,190,068
Equity in subsidiaries' earnings	376,074	(566,270)	—	—	190,196	—
Expenses
Casino and hotel operations	6,717	3,807,569	—	1,813,987	(2,897)	5,625,376
General and administrative	4,959	1,038,053	58,473	207,619	—	1,309,104
Corporate expense	120,615	154,424	—	(488)	—	274,551
Preopening and start-up expenses	—	4,973	—	66,354	—	71,327
Property transactions, net	—	24,688	6,665	1,472,589	—	1,503,942
Depreciation and amortization	—	348,159	196,816	274,908	—	819,883
	132,291	5,377,866	261,954	3,834,969	(2,897)	9,604,183
Income (loss) from unconsolidated affiliates	—	259,002	—	(1,119)	—	257,883
Operating income (loss)	243,783	743,969	(261,954)	(1,072,226)	190,196	(156,232)
Interest expense, net of amounts capitalized	(762,529)	(1,057)	—	(33,993)	—	(797,579)
Other, net	49,497	(84,958)	—	(56,971)	—	(92,432)
Income (loss) before income taxes	(469,249)	657,954	(261,954)	(1,163,190)	190,196	(1,046,243)
Benefit (provision) for income taxes	21,529	(7,125)	—	(7,810)	—	6,594
Net income (loss)	(447,720)	650,829	(261,954)	(1,171,000)	190,196	(1,039,649)
Less: Net loss attributable to noncontrolling interests	—	—	—	591,929	—	591,929
Net income (loss) attributable to MGM Resorts International	$(447,720)	$650,829	$(261,954)	$(579,071)	$190,196	$(447,720)
Net income (loss)	$(447,720)	$650,829	$(261,954)	$(1,171,000)	$190,196	$(1,039,649)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	1,703	1,703	—	3,727	(3,406)	3,727
Other	(672)	(672)	—	—	672	(672)
Other comprehensive income (loss)	1,031	1,031	—	3,727	(2,734)	3,055
Comprehensive income (loss)	(446,689)	651,860	(261,954)	(1,167,273)	187,462	(1,036,594)
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	589,905	—	589,905
Comprehensive income (loss) attributable to MGM Resorts International	$(446,689)	$651,860	$(261,954)	$(577,368)	$187,462	$(446,689)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,270,708	$—	$3,813,736	$(2,460)	$10,081,984
Equity in subsidiaries' earnings	938,712	339,312	—	—	(1,278,024)	—
Expenses
Casino and hotel operations	5,482	3,810,711	—	2,554,965	(2,460)	6,368,698
General and administrative	4,743	1,046,803	59,980	207,223	—	1,318,749
Corporate expense	72,116	150,938	—	15,757	—	238,811
Preopening and start-up expenses	—	5,384	—	33,873	—	39,257
Property transactions, net	—	36,612	—	4,390	—	41,002
Depreciation and amortization	—	329,589	186,262	299,914	—	815,765
	82,341	5,380,037	246,242	3,116,122	(2,460)	8,822,282
Income (loss) from unconsolidated affiliates	—	64,014	—	(178)	—	63,836
Operating income (loss)	856,371	1,293,997	(246,242)	697,436	(1,278,024)	1,323,538
Interest expense, net of amounts capitalized	(794,826)	(574)	—	(21,661)	—	(817,061)
Other, net	50,793	(90,679)	—	(55,705)	—	(95,591)
Income (loss) before income taxes	112,338	1,202,744	(246,242)	620,070	(1,278,024)	410,886
Provision for income taxes	(262,211)	(20,735)	—	(762)	—	(283,708)
Net income (loss)	(149,873)	1,182,009	(246,242)	619,308	(1,278,024)	127,178
Less: Net income attributable to noncontrolling interests	—	—	—	(277,051)	—	(277,051)
Net income (loss) attributable to MGM Resorts International	$(149,873)	$1,182,009	$(246,242)	$342,257	$(1,278,024)	$(149,873)
Net income (loss)	$(149,873)	$1,182,009	$(246,242)	$619,308	$(1,278,024)	$127,178
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(762)	(762)	—	(1,293)	1,524	(1,293)
Other	1,250	1,250	—	—	(1,250)	1,250
Other comprehensive income (loss)	488	488	—	(1,293)	274	(43)
Comprehensive income (loss)	(149,385)	1,182,497	(246,242)	618,015	(1,277,750)	127,135
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	(276,520)	—	(276,520)
Comprehensive income (loss) attributable to MGM Resorts International	$(149,385)	$1,182,497	$(246,242)	$341,495	$(1,277,750)	$(149,385)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2013
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$5,955,001	$—	$3,856,728	$(2,066)	$9,809,663
Equity in subsidiaries' earnings	638,030	289,384	—	—	(927,414)	—
Expenses
Casino and hotel operations	5,644	3,622,940	—	2,632,198	(2,066)	6,258,716
General and administrative	4,432	1,009,511	59,485	205,022	—	1,278,450
Corporate expense	66,307	125,500	—	41,938	(17,000)	216,745
Preopening and start-up expenses	—	4,205	—	9,109	—	13,314
Property transactions, net	—	126,773	—	(2,012)	—	124,761
Depreciation and amortization	—	343,741	194,388	311,096	—	849,225
	76,383	5,232,670	253,873	3,197,351	(19,066)	8,741,211
Income from unconsolidated affiliates	—	68,807	—	22	—	68,829
Operating income (loss)	561,647	1,080,522	(253,873)	659,399	(910,414)	1,137,281
Interest expense, net of amounts capitalized	(805,933)	(6,333)	—	(45,081)	—	(857,347)
Other, net	39,524	(212,065)	—	(45,203)	—	(217,744)
Income (loss) before income taxes	(204,762)	862,124	(253,873)	569,115	(910,414)	62,190
Benefit (provision) for income taxes	33,028	11,111	—	(64,955)	—	(20,816)
Net income (loss)	(171,734)	873,235	(253,873)	504,160	(910,414)	41,374
Less: Net income attributable to noncontrolling interests	—	—	—	(213,108)	—	(213,108)
Net income (loss) attributable to MGM Resorts International	$(171,734)	$873,235	$(253,873)	$291,052	$(910,414)	$(171,734)
Net income (loss)	$(171,734)	$873,235	$(253,873)	$504,160	$(910,414)	$41,374
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,915)	(1,915)	—	(3,993)	3,830	(3,993)
Other	115	115	—	—	(115)	115
Other comprehensive income (loss)	(1,800)	(1,800)	—	(3,993)	3,715	(3,878)
Comprehensive income (loss)	(173,534)	871,435	(253,873)	500,167	(906,699)	37,496
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	(211,030)	—	(211,030)
Comprehensive income (loss) attributable to MGM Resorts International	$(173,534)	$871,435	$(253,873)	$289,137	$(906,699)	$(173,534)

Schedule of Condensed Consolidating Statement of Cash Flows Information

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(776,996)	$1,375,703	$(58,473)	$464,845	$—	$1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(353,245)	(129,308)	(984,266)	—	(1,466,819)
Dispositions of property and equipment	—	7,901	—	131	—	8,032
Proceeds from sale of business units and investment in unconsolidated affiliates	—	92,207	—	—	—	92,207
Investments in and advances to unconsolidated affiliates	(141,390)	(54,672)	—	—	—	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	201,612	—	—	—	201,612
Investments in cash deposits - original maturities longer than 90 days	(200,205)	—	—	—	—	(200,205)
Proceeds from cash deposits - original maturities longer than 90 days	770,205	—	—	—	—	770,205
Intercompany accounts	—	(1,059,181)	—	—	1,059,181	—
Other	—	(7,516)	—	3,488	—	(4,028)
Net cash provided by (used in) investing activities	428,610	(1,172,894)	(129,308)	(980,647)	1,059,181	(795,058)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	1,005,275	—	977,275
Borrowings under bank credit facilities - maturities longer than 90 days	3,768,750	—	—	1,350,000	—	5,118,750
Repayments under bank credit facilities - maturities longer than 90 days	(3,768,750)	—	—	(1,350,000)	—	(5,118,750)
Retirement of senior notes	(875,504)	—	—	—	—	(875,504)
Debt issuance costs	—	—	—	(46,170)	—	(46,170)
Intercompany accounts	1,003,750	(157,958)	187,781	25,608	(1,059,181)	—
Distributions to noncontrolling interest owners	—	—	—	(307,227)	—	(307,227)
Proceeds from issuance of redeemable noncontrolling interest	—	—	—	6,250	—	6,250
Other	(12,512)	—	—	9	—	(12,503)
Net cash provided by (used in) financing activities	87,734	(157,958)	187,781	683,745	(1,059,181)	(257,879)
Effect of exchange rate on cash	—	—	—	793	—	793
Cash and cash equivalents
Net increase (decrease) for the period	(260,652)	44,851	—	168,736	—	(47,065)
Change in cash related to assets held for sale	—	3,662	—	—	—	3,662
Balance, beginning of period	799,508	255,655	—	658,552	—	1,713,715
Balance, end of period	$538,856	$304,168	$—	$827,288	$—	$1,670,312

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(718,756)	$1,163,402	$(59,980)	$721,004	$25,000	$1,130,670
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(289,431)	(90,504)	(492,106)	—	(872,041)
Dispositions of property and equipment	—	6,631	—	1,020	—	7,651
Investments in and advances to unconsolidated affiliates	(31,400)	(46,640)	—	—	(25,000)	(103,040)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	132	—	—	—	132
Investments in treasury securities - maturities longer than 90 days	—	(123,133)	—	—	—	(123,133)
Proceeds from treasury securities - maturities longer than 90 days	—	210,300	—	—	—	210,300
Investments in cash deposits - original maturities longer than 90 days	(570,000)	—	—	—	—	(570,000)
Intercompany accounts	—	(704,785)	—	—	704,785	—
Payments for gaming licenses	—	—	—	(85,000)	—	(85,000)
Other	—	10,981	—	—	—	10,981
Net cash provided by (used in) investing activities	(601,400)	(935,945)	(90,504)	(576,086)	679,785	(1,524,150)
Cash flows from financing activities
Net repayments under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	—	—	(28,000)
Borrowings under bank credit facilities - maturities longer than 90 days	3,821,250	—	—	1,350,000	—	5,171,250
Repayments under bank credit facilities - maturities longer than 90 days	(3,821,250)	—	—	(1,350,000)	—	(5,171,250)
Issuance of senior notes	1,250,750	—	—	—	—	1,250,750
Retirement of senior notes	(508,900)	—	—	—	—	(508,900)
Debt issuance costs	(13,681)	—	—	—	—	(13,681)
Intercompany accounts	1,045,048	(204,794)	150,484	(285,953)	(704,785)	—
Distributions to noncontrolling interest owners	—	—	—	(386,709)	—	(386,709)
Other	(4,213)	(803)	—	(367)	—	(5,383)
Net cash provided by (used in) financing activities	1,741,004	(205,597)	150,484	(673,029)	(704,785)	308,077
Effect of exchange rate on cash	—	—	—	(889)	—	(889)
Cash and cash equivalents
Net increase (decrease) for the period	420,848	21,860	—	(529,000)	—	(86,292)
Change in cash related to assets held for sale	—	(3,662)	—	—	—	(3,662)
Balance, beginning of period	378,660	237,457	—	1,187,552	—	1,803,669
Balance, end of period	$799,508	$255,655	$—	$658,552	$—	$1,713,715

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2013
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(819,282)	$1,131,587	$(59,485)	$1,057,628	$—	$1,310,448
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(234,662)	(78,528)	(248,934)	—	(562,124)
Dispositions of property and equipment	—	11,648	—	6,382	—	18,030
Investments in and advances to unconsolidated affiliates	(23,600)	(5,353)	—	—	—	(28,953)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	110	—	—	—	110
Investments in trreasury securities - maturities longer than 90 days	—	(219,546)	—	—	—	(219,546)
Proceeds from trreasury securities - maturities longer than 90 days	—	252,592	—	—	—	252,592
Payments for gaming licenses	—	—	—	(21,600)	—	(21,600)
Other	—	1,354	—	—	—	1,354
Net cash used in investing activities	(23,600)	(193,857)	(78,528)	(264,152)	—	(560,137)
Cash flows from financing activities
Net repayments under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	—	—	(28,000)
Borrowings under bank credit facilities - maturities longer than 90 days	2,343,000	—	—	450,000	—	2,793,000
Repayments under bank credit facilities - maturities longer than 90 days	(2,343,000)	—	—	(450,000)	—	(2,793,000)
Issuance of senior notes	500,000	—	—	—	—	500,000
Retirement of senior notes	(462,226)	(150,036)	—	—	—	(612,262)
Debt issuance costs	(23,576)	—	—	—	—	(23,576)
Intercompany accounts	985,465	(776,479)	138,013	(346,999)	—	—
Distributions to noncontrolling interest owners	—	—	—	(318,348)	—	(318,348)
Other	(4,506)	—	—	(3,016)	—	(7,522)
Net cash provided by (used in) financing activities	967,157	(926,515)	138,013	(668,363)	—	(489,708)
Effect of exchange rate on cash	—	—	—	(443)	—	(443)
Cash and cash equivalents
Net increase for the period	124,275	11,215	—	124,670	—	260,160
Balance, beginning of period	254,385	226,242	—	1,062,882	—	1,543,509
Balance, end of period	$378,660	$237,457	$—	$1,187,552	$—	$1,803,669